Shareholder Report, Average Annual Return (Details)		4 Months Ended		12 Months Ended	44 Months Ended	47 Months Ended	51 Months Ended	60 Months Ended	64 Months Ended	94 Months Ended
		Jun. 30, 2026		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000203277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class R6 Shares)
Average Annual Return, Percent				7.86%				7.47%		8.69%
C000203276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class R5 Shares)
Average Annual Return, Percent				7.75%				7.36%		8.58%
C000203275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class I Shares)
Average Annual Return, Percent				7.52%				7.20%		8.42%
C000203274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class C Shares)
Average Annual Return, Percent				5.71%				6.39%		7.62%
C000203273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class A Shares)
Average Annual Return, Percent				1.61%				5.78%		7.41%
C000225320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class A Shares)
Average Annual Return, Percent				5.73%				6.18%	7.04%
C000225317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class C Shares)
Average Annual Return, Percent				9.98%				6.80%	7.59%
C000225318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class I Shares)
Average Annual Return, Percent				11.85%				7.60%	8.39%
C000225319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class R5 Shares)
Average Annual Return, Percent				12.01%				7.76%	8.55%
C000225316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class R6 Shares)
Average Annual Return, Percent				12.12%				7.87%	8.67%
C000225321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class R6 Shares)
Average Annual Return, Percent				9.99%				7.35%	8.17%
C000225325 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class R5 Shares)
Average Annual Return, Percent				9.88%				7.23%	8.05%
C000225324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class I Shares)
Average Annual Return, Percent				9.72%				7.07%	7.90%
C000225323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class C Shares)
Average Annual Return, Percent				7.87%				6.26%	7.08%
C000225322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class A Shares)
Average Annual Return, Percent				3.65%				5.66%	6.54%
C000234321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Preferred and Income Securities Fund (Class A Shares)
Average Annual Return, Percent				2.28%			3.80%
C000237453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Preferred and Income Securities Fund (Class C Shares)
Average Annual Return, Percent				4.96%		4.24%
C000234322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Preferred and Income Securities Fund (Class I Shares)
Average Annual Return, Percent				6.54%			4.97%
C000234320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Preferred and Income Securities Fund (Class R6 Shares)
Average Annual Return, Percent				6.49%			5.02%
C000238563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)
Average Annual Return, Percent				19.15%	18.18%
C000238570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)
Average Annual Return, Percent				18.99%	18.06%
C000238568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)
Average Annual Return, Percent				18.83%	17.88%
C000238567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)
Average Annual Return, Percent				18.55%	17.59%
C000238566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)
Average Annual Return, Percent				18.22%	17.30%
C000238565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class I Shares)
Average Annual Return, Percent				18.81%	17.89%
C000238564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class C Shares)
Average Annual Return, Percent				16.93%	17.00%
C000238569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class A Shares)
Average Annual Return, Percent				13.25%	16.19%
C000238571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)
Average Annual Return, Percent				23.08%	18.75%
C000238572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)
Average Annual Return, Percent				22.46%	18.15%
C000238573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)
Average Annual Return, Percent				22.79%	18.46%
C000238574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)
Average Annual Return, Percent				23.07%	18.75%
C000238575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)
Average Annual Return, Percent				23.24%	18.93%
C000238576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)
Average Annual Return, Percent				23.38%	19.05%
C000271411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class R6 Shares)
Average Annual Return, Percent	[1]	5.47%
C000271418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class R5 Shares)
Average Annual Return, Percent	[2]	5.47%
C000271416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class R4 Shares)
Average Annual Return, Percent	[3]	5.40%
C000271415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class R3 Shares)
Average Annual Return, Percent	[4]	5.33%
C000271414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class R2 Shares)
Average Annual Return, Percent	[5]	5.27%
C000271413 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class I Shares)
Average Annual Return, Percent	[6]	5.40%
C000271412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class C Shares)
Average Annual Return, Percent	[7]	4.13%
C000271417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class A Shares)
Average Annual Return, Percent	[8]	0.57%
C000271419 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2070 Fund (Class I Shares)
Average Annual Return, Percent	[9]	6.53%
C000271422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2070 Fund (Class R2 Shares)
Average Annual Return, Percent	[10]	6.33%
C000271423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2070 Fund (Class R3 Shares)
Average Annual Return, Percent	[11]	6.40%
C000271424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2070 Fund (Class R4 Shares)
Average Annual Return, Percent	[12]	6.53%
C000271420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2070 Fund (Class R5 Shares)
Average Annual Return, Percent	[13]	6.60%
C000271421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2070 Fund (Class R6 Shares)
Average Annual Return, Percent	[14]	6.60%
Without Sales Load [Member] | C000203274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent				6.71%				6.39%		7.62%
Without Sales Load [Member] | C000203273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent				7.25%				6.92%		8.15%
Without Sales Load [Member] | C000225320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent				11.57%				7.33%	8.12%
Without Sales Load [Member] | C000225317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent				10.98%				6.80%	7.59%
Without Sales Load [Member] | C000225323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent				8.87%				6.26%	7.08%
Without Sales Load [Member] | C000225322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent				9.41%				6.80%	7.62%
Without Sales Load [Member] | C000234321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent				6.27%			4.74%
Without Sales Load [Member] | C000237453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent				5.96%		4.24%
Without Sales Load [Member] | C000238564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent				17.93%	17.00%
Without Sales Load [Member] | C000238569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent				18.58%	17.66%
Without Sales Load [Member] | C000271412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	[7]	5.13%
Without Sales Load [Member] | C000271417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2070 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	[8]	5.33%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent				3.84%				3.53%	3.31%	2.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent				22.32%				13.41%	14.67%	14.69%
Standard And Poor s 500 C000225319 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
ICE BofA 3 Month US Treasury Bill C000225319 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				3.84%				3.53%
Standard And Poor s 500 C000225318 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor s 500 C000225316 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor s 500 C000225317 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor s 500 C000225320 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor S 500 C000225321 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor S 500 C000225325 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor S 500 C000225324 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor s 500 C000225323 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Standard And Poor s 500 C000225322 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				21.88%				12.92%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Index
Average Annual Return, Percent				3.79%		1.53%	1.53%
ICE BofA US All Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US All Capital Securities Index
Average Annual Return, Percent				5.89%		4.03%	4.03%
Preferred and Income Securities Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Preferred and Income Securities Composite Benchmark
Average Annual Return, Percent				6.57%		4.26%	4.26%
JPM SmartRetirement 2065 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2065 Composite Benchmark
Average Annual Return, Percent				22.71%	19.22%
S And P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2065+ Index
Average Annual Return, Percent		6.07%	[9],[14]	22.71%	19.22%
MSCI ACWI Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net total return)
Average Annual Return, Percent		6.43%	[9],[14]	21.34%	20.78%
JPM SmartRetirement Blend 2065 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2065 Composite Benchmark
Average Annual Return, Percent				23.06%	19.55%
JPM SmartRetirement 2070 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement 2070 Composite Benchmark
Average Annual Return, Percent	[7],[8]	6.05%
JPM SmartRetirement Blend 2070 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JPM SmartRetirement Blend 2070 Composite Benchmark
Average Annual Return, Percent	[9],[14]	6.05%

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.
[4]	Not annualized.
[5]	Not annualized.
[6]	Not annualized.
[7]	Not annualized.
[8]	Not annualized.
[9]	Not annualized.
[10]	Not annualized.
[11]	Not annualized.
[12]	Not annualized.
[13]	Not annualized.
[14]	Not annualized.